Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income)(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ 19,296,000	$ 119,217,000
Items amortized during the measurement period, Prior service cost/(credit)	(333,000)	(346,000)
Items amortized during the measurement period, Net actuarial (gain)/loss	(10,103,000)	(6,898,000)
Total recognized in other comprehensive income	8,860,000	111,973,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	(1,268,000)	(3,241,000)
Items amortized during the measurement period, Prior service cost/(credit)	8,842,000	1,163,000
Items amortized during the measurement period, Net actuarial (gain)/loss	1,014,000	1,006,000
Total recognized in other comprehensive income	$ 8,588,000	$ (1,072,000)